UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2013    (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers Special Equity Fund

Schedule of Portfolio Investments

March 31, 2013 (unaudited)

	Shares	Value
Common Stocks - 97.0%
Consumer Discretionary - 17.0%
Aeropostale, Inc.*	9,974	$135,646
ANN, Inc.*	27,483	797,557
Asbury Automotive Group, Inc.*	42,800	1,570,332
Belo Corp., Class A	48,030	472,135
Bridgepoint Education, Inc.*,[1]	9,036	92,438
Brunswick Corp.	34,624	1,184,833
Buckle, Inc., The	8,880	414,252
Buffalo Wild Wings, Inc.*	9,660	845,540
Cabela’s, Inc.*	10,926	664,082
Capella Education Co.*	5,065	157,724
Cheesecake Factory, Inc., The	9,715	375,096
Children’s Place Retail Stores, Inc., The*	5,817	260,718
Chuy’s Holdings, Inc.*	16,102	524,603
Coinstar, Inc.*,[1]	31,003	1,811,196
Columbia Sportswear Co.[1]	4,207	243,501
Cooper Tire & Rubber Co.	3,260	83,652
Cracker Barrel Old Country Store, Inc.	9,094	735,250
Crocs, Inc.*	31,402	465,378
Dana Holding Corp.	19,313	344,351
Deckers Outdoor Corp.*	15,703	874,500
Dick’s Sporting Goods, Inc.	1,155	54,631
Domino’s Pizza, Inc.	1,630	83,847
Dorman Products, Inc.	2,985	111,072
Express, Inc.*	70,763	1,260,289
Five Below, Inc.*,[1]	3,401	128,864
Francesca’s Holdings Corp.*,[1]	30,340	869,544
Genesco, Inc.*	9,388	564,125
GNC Holdings, Inc., Class A	14,481	568,814
Group 1 Automotive, Inc.	19,910	1,195,994
HomeAway, Inc.*,[1]	15,094	490,555
HSN, Inc.	9,699	532,087
Imax Corp.*	17,985	480,739
Jos. A. Bank Clothiers, Inc.*	17,677	705,312
Krispy Kreme Doughnuts, Inc.*	18,913	273,104
LifeLock, Inc.*	55,393	533,435
Lions Gate Entertainment Corp.*	24,906	592,016
Lumber Liquidators Holdings, Inc.*	5,488	385,367
Meritage Homes Corp.*	37,760	1,769,434
Movado Group, Inc.	11,910	399,223
Multimedia Games Holding Co., Inc.*	22,700	473,749
Overstock.com, Inc.*,[1]	23,200	285,824
Pandora Media, Inc.*,[1]	40,455	572,843

	Shares	Value
PetMed Express, Inc.	34,170	$458,390
Pier 1 Imports, Inc.	81,313	1,870,199
Pool Corp.	10,119	485,712
Red Robin Gourmet Burgers, Inc.*	17,900	816,240
Restoration Hardware Holdings, Inc.*,[1]	11,349	397,215
Saks, Inc.*	19,042	218,412
Sally Beauty Holdings, Inc.*	11,280	331,406
Select Comfort Corp.*	12,636	249,814
Shutterfly, Inc.*	9,763	431,232
Shutterstock, Inc.*	3,734	167,955
SodaStream International, Ltd.*,[1]	10,874	539,785
Sonic Corp.*	109,873	1,415,164
Steven Madden, Ltd.*	27,636	1,192,217
Sturm Ruger & Co., Inc.	15,599	791,338
Tenneco, Inc.*	12,771	502,028
Tesla Motors, Inc.*,[1]	7,258	275,006
Tumi Holdings, Inc.*	22,453	470,166
Tupperware Brands Corp.	10,474	856,145
Valassis Communications, Inc.	28,480	850,698
Total Consumer Discretionary		36,702,774
Consumer Staples - 4.5%
Annie’s, Inc.*,[1]	27,156	1,038,988
Boston Beer Co., Inc., The, Class A*	3,513	560,815
Cal-Maine Foods, Inc.	8,935	380,274
Coca-Cola Bottling Co. Consolidated	1,915	115,513
Hain Celestial Group, Inc., The*,[1]	4,431	270,645
Harris Teeter Supermarkets, Inc.	9,542	407,539
Inter Parfums, Inc.	36,760	898,047
Medifast, Inc.*	13,572	311,070
Nu Skin Enterprises, Inc., Class A	19,031	841,170
Prestige Brands Holdings, Inc.*	55,200	1,418,088
Pricesmart, Inc.	3,213	250,068
Revlon, Inc., Class A*	15,285	341,773
Rite Aid Corp.*	209,995	398,991
TreeHouse Foods, Inc.*	20,060	1,306,909
United Natural Foods, Inc.*	7,118	350,206
USANA Health Sciences, Inc.*,[1]	19,484	941,662
Total Consumer Staples		9,831,758
Energy - 6.1%
Alon USA Energy, Inc.	4,000	76,200
Approach Resources, Inc.*,[1]	56,230	1,383,820
Atwood Oceanics, Inc.*	8,716	457,939
Callon Petroleum Co.*	80,077	296,285
CARBO Ceramics, Inc.	5,570	507,260

1

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Energy - 6.1% (continued)
Cheniere Energy, Inc.*	11,318	$316,904
Delek US Holdings, Inc.	4,330	170,862
Dril-Quip, Inc.*	8,964	781,392
Energy XXI Bermuda, Ltd.	23,522	640,269
Forum Energy Technologies, Inc.*	14,622	420,529
GasLog, Ltd.	40,253	517,654
Geospace Technologies Corp.*	4,255	459,200
Gulfport Energy Corp.*	52,700	2,415,241
Kodiak Oil & Gas Corp.*	23,414	212,833
Oasis Petroleum, Inc.*	20,196	768,862
Pacific Drilling SA*	108,662	1,097,486
Renewable Energy Group, Inc.*	9,800	75,362
Stone Energy Corp.*	18,764	408,117
Vaalco Energy, Inc.*	46,240	350,962
W&T Offshore, Inc.	36,241	514,622
Western Refining, Inc.[1]	37,435	1,325,574
Total Energy		13,197,373
Financials - 8.9%
American Safety Insurance Holdings, Ltd.*	5,300	132,288
Amtrust Financial Services, Inc.	13,310	461,191
Artisan Partners Asset Management, Inc.*	8,933	352,407
Bank of the Ozarks, Inc.	51,869	2,300,391
Cash America International, Inc.	8,077	423,800
Employers Holdings, Inc.	20,200	473,690
Evercore Partners, Inc., Class A	14,170	589,472
Financial Engines, Inc.	25,993	941,466
Hilltop Holdings, Inc.*	83,770	1,130,057
Home BancShares, Inc.	33,136	1,248,233
MarketAxess Holdings, Inc.	20,240	754,952
Portfolio Recovery Associates, Inc.*	5,201	660,111
Potlatch Corp.	9,900	454,014
PrivateBancorp, Inc.	113,120	2,139,099
Signature Bank*	17,735	1,396,809
Stifel Financial Corp.*,[1]	15,564	539,604
SVB Financial Group*	26,077	1,849,903
Texas Capital Bancshares, Inc.*	40,456	1,636,446
Western Alliance Bancorp*	27,491	380,475
WisdomTree Investments, Inc.*	27,630	287,352
World Acceptance Corp.*,[1]	6,180	530,677
Zillow, Inc., Class A*,[1]	9,543	521,716
Total Financials		19,204,153
Health Care - 19.5%
Acorda Therapeutics, Inc.*	25,525	817,566
Aegerion Pharmaceuticals, Inc.*,[1]	17,060	688,200

	Shares	Value
Agenus, Inc.*	22,980	$89,392
Air Methods Corp.	96,906	4,674,745
Akorn, Inc.*	141,070	1,950,998
Align Technology, Inc.*	11,138	373,234
Alkermes PLC*	35,428	839,998
Alnylam Pharmaceuticals, Inc.*	25,867	630,378
AMAG Pharmaceuticals, Inc.*	8,090	192,946
Amedisys, Inc.*	629	6,994
AMN Healthcare Services, Inc.*	35,840	567,347
Anika Therapeutics, Inc.*	20,112	292,026
Arena Pharmaceuticals, Inc.*,[1]	10,420	85,548
Ariad Pharmaceuticals, Inc.*	18,391	332,693
Array BioPharma, Inc.*	41,515	204,254
athenahealth, Inc.*,[1]	27,524	2,670,929
BioMarin Pharmaceutical, Inc.*	5,943	370,011
Cantel Medical Corp.	4,894	147,114
Celldex Therapeutics, Inc.*	15,035	174,105
Centene Corp.*	31,190	1,373,608
Cepheid, Inc.*	12,148	466,119
Chemed Corp.	13,294	1,063,254
CryoLife, Inc.	15,285	91,863
Cubist Pharmaceuticals, Inc.*	13,995	655,246
Cyberonics, Inc.*	26,977	1,262,793
DexCom, Inc.*	34,035	569,065
Endologix, Inc.*	22,329	360,613
Genomic Health, Inc.*	4,632	130,993
HeartWare International, Inc.*	2,950	260,868
HMS Holdings Corp.*	45,810	1,243,741
ICU Medical, Inc.*	1,850	109,057
Incyte Corp., Ltd.*	17,839	417,611
Infinity Pharmaceuticals, Inc.*,[1]	6,859	332,456
Insulet Corp.*	11,612	300,286
Integra LifeSciences Holdings Corp.*	12,002	468,198
Invacare Corp.	4,665	60,878
Ironwood Pharmaceuticals, Inc.*	24,696	451,690
Isis Pharmaceuticals, Inc.*,[1]	25,013	423,720
Jazz Pharmaceuticals PLC*	8,540	477,471
Lexicon Pharmaceuticals, Inc.*	73,000	159,140
Medidata Solutions, Inc.*	50,094	2,904,450
Medivation, Inc.*	2,634	123,192
Merrimack Pharmaceuticals, Inc.*,[1]	19,720	120,292
Molina Healthcare, Inc.*	29,005	895,384
Momenta Pharmaceuticals, Inc.*	11,900	158,746
MWI Veterinary Supply, Inc.*	9,144	1,209,386
National Research Corp.	3,150	182,826

2

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 19.5% (continued)
Natus Medical, Inc.*	16,912	$227,297
OncoGenex Pharmaceutical, Inc.*	8,970	101,630
Onyx Pharmaceuticals, Inc.*	1,631	144,931
Orexigen Therapeutics, Inc.*	28,260	176,625
Owens & Minor, Inc.[1]	14,521	472,804
PAREXEL International Corp.*	60,510	2,390,750
Pharmacyclics, Inc.*	4,989	401,165
Progenics Pharmaceuticals, Inc.*	27,707	149,341
Questcor Pharmaceuticals, Inc.	12,646	411,501
Santarus, Inc.*	21,835	378,401
Sarepta Therapeutics, Inc.*,[1]	8,909	329,187
STERIS Corp.	23,539	979,458
Sunesis Pharmaceuticals, Inc.*,[1]	32,400	177,228
Synageva BioPharma Corp.*	5,003	274,765
Team Health Holdings, Inc.*	39,716	1,444,868
Vocera Communications, Inc.*	44,760	1,029,480
WellCare Health Plans, Inc.*	13,971	809,759
West Pharmaceutical Services, Inc.	13,053	847,662
Total Health Care		42,128,276
Industrials - 18.0%
Advisory Board Co., The*	55,020	2,889,650
Air Lease Corp.	23,617	692,450
Alaska Air Group, Inc.*	13,608	870,368
Allegiant Travel Co.	7,263	644,809
American Science & Engineering, Inc.	7,135	435,164
American Woodmark Corp.*	4,270	145,308
Applied Industrial Technologies, Inc.	18,581	836,145
Avis Budget Group, Inc.*	27,352	761,206
AZZ, Inc.	12,290	592,378
Beacon Roofing Supply, Inc.*,[1]	55,576	2,148,568
Brink’s Co., The	23,962	677,166
Ceco Environmental Corp.	8,000	103,440
Chart Industries, Inc.*	19,318	1,545,633
Corporate Executive Board Co., The	16,350	950,916
Deluxe Corp.	32,845	1,359,783
DigitalGlobe, Inc.*	9,989	288,782
EMCOR Group, Inc.	2,135	90,503
EnerSys, Inc.*	51,285	2,337,571
Generac Holdings, Inc.	32,671	1,154,593
Genesee & Wyoming, Inc., Class A*	3,766	350,652
Healthcare Services Group, Inc.	79,440	2,036,047
Hexcel Corp.*	24,801	719,477
Hub Group, Inc., Class A*	25,910	996,499
Knoll, Inc.	13,108	237,648

	Shares	Value
Lindsay Corp.[1]	13,366	$1,178,614
Manitowoc Co., Inc., The	25,030	514,617
MasTec, Inc.*	27,098	789,907
Meritor, Inc.*	31,300	148,049
Middleby Corp.*	4,303	654,701
Mine Safety Appliances Co.	7,810	387,532
Mueller Industries, Inc.	1,515	80,734
On Assignment, Inc.*	23,710	600,100
Performant Financial Corp.*	14,116	173,344
Proto Labs, Inc.*	14,470	710,477
RBC Bearings, Inc.*	9,559	483,303
Robert Half International, Inc.	14,430	541,558
RPX Corp.*	39,040	550,854
Standex International Corp.	2,135	117,895
Swift Transportation Co.*	73,284	1,039,167
TAL International Group, Inc.	9,936	450,200
Taser International, Inc.*	34,940	277,773
Trex Co., Inc.*	4,384	215,605
Triumph Group, Inc.	26,400	2,072,400
United Rentals, Inc.*	13,183	724,670
United Stationers, Inc.	12,071	466,544
US Airways Group, Inc.*,[1]	32,780	556,277
US Ecology, Inc.	11,600	307,980
Wabtec Corp.	26,740	2,730,421
WageWorks, Inc.*	7,542	188,776
Total Industrials		38,826,254
Information Technology - 20.8%
ADTRAN, Inc.	10,038	197,247
Amkor Technology, Inc.*,[1]	8,354	33,416
Angie’s List, Inc.*,[1]	23,217	458,768
Anixter International, Inc.	11,573	809,184
Applied Micro Circuits Corp.*	155,000	1,150,100
Arris Group, Inc.*	27,810	477,498
Aruba Networks, Inc.*,[1]	46,040	1,139,030
Aspen Technology, Inc.*	41,858	1,351,595
AVG Technologies N.V.*,[1]	73,980	1,029,802
CACI International, Inc., Class A*	9,104	526,848
Cavium, Inc.*	18,102	702,539
Ciena Corp.*	26,164	418,886
Cirrus Logic, Inc.*	16,579	377,172
CommVault Systems, Inc.*	17,201	1,410,138
Concur Technologies, Inc.*,[1]	1,998	137,183
Cornerstone OnDemand, Inc.*	13,705	467,341
CoStar Group, Inc.*	8,495	929,863
Cree, Inc.*	17,174	939,589

3

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 20.8% (continued)
CSG Systems International, Inc.*	8,500	$180,115
Daktronics, Inc.	2,104	22,092
EPAM Systems, Inc.*	23,328	541,909
Fair Isaac Corp.	25,863	1,181,680
FEI Co.	6,156	397,370
First Solar, Inc.*	4,836	130,378
Guidewire Software, Inc.*	7,344	282,303
Heartland Payment Systems, Inc.	33,543	1,105,913
Immersion Corp.*	15,900	186,666
Imperva, Inc.*	10,511	404,673
Infoblox, Inc.*	28,020	608,034
Inphi Corp.*	77,780	812,801
InterDigital, Inc.	9,900	473,517
InvenSense, Inc.*,[1]	70,630	754,328
IPG Photonics Corp.[1]	5,715	379,533
Ixia*	66,539	1,439,904
j2 Global, Inc.	12,600	494,046
Jive Software, Inc.*	19,110	290,472
LivePerson, Inc.*	107,554	1,460,583
Manhattan Associates, Inc.*	14,531	1,079,508
MAXIMUS, Inc.	34,710	2,775,759
MEMC Electronic Materials, Inc.*	89,689	394,632
MercadoLibre, Inc.	6,964	672,444
MTS Systems Corp.	8,200	476,830
Netscout Systems, Inc.*	16,910	415,479
NetSuite, Inc.*	6,960	557,218
OpenTable, Inc.*,[1]	7,433	468,130
Palo Alto Networks, Inc.*,[1]	4,877	276,038
Peregrine Semiconductor Corp.*,[1]	28,970	283,037
Plantronics, Inc.	9,440	417,154
Power Integrations, Inc.	8,435	366,163
Procera Networks, Inc.*	60,482	719,131
Progress Software Corp.*	3,074	70,026
PTC, Inc.*	5,510	140,450
QLIK Technologies, Inc.*	53,280	1,376,222
Ruckus Wireless, Inc.*,[1]	16,894	354,774
Silver Spring Networks, Inc.*	12,920	223,904
Sourcefire, Inc.*	25,826	1,529,674
Splunk, Inc.*	14,352	574,510
SPS Commerce, Inc.*	31,579	1,347,476
SunPower Corp.*,[1]	38,685	446,425
Synaptics, Inc.*	6,209	252,644
Synchronoss Technologies, Inc.*	96,239	2,986,296
Trulia, Inc.*,[1]	6,909	216,804

	Shares	Value
Ultimate Software Group, Inc.*	1,400	$145,824
Ultratech, Inc.*	11,158	441,076
Unisys Corp.*	35,106	798,662
ValueClick, Inc.*	28,199	833,280
Websense, Inc.*	23,801	357,015
Yelp, Inc.*,[1]	11,632	275,795
Total Information Technology		44,974,896
Materials - 2.1%
American Vanguard Corp.	22,118	675,484
Axiall Corp.	23,470	1,458,895
Headwaters, Inc.*	42,600	464,340
Kraton Performance Polymers, Inc.*	61,830	1,446,822
Minerals Technologies, Inc.	11,010	457,025
Total Materials		4,502,566
Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc.	4,400	213,444
Total Common Stocks (cost $173,772,202)		209,581,494

	Principal
Short-Term Investments - 11.2%
Repurchase Agreements - 8.4%[2]
Barclays Capital, dated 03/28/13, due 04/01/13, 0.170%, total to be received $4,288,350 (secured by various U.S. Government Agencies, 2.500% - 8.000%, 05/01/20 - 04/01/43, totaling $4,374,034)	$4,288,269	4,288,269
BNP Paribas Securities Corp., dated 03/28/13, due 04/01/13, 0.160%, total to be received $902,752 (secured by various U.S. Government Agencies, 2.250%, 05/31/14, totaling $920,791)	902,736	902,736
Citigroup Global Markets Inc., dated 03/28/13, due 04/01/13, 0.200%, total to be received $4,288,364 (secured by various U.S. Government Agencies, 0.000% - 6.000%, 04/15/13 - 03/15/53, totaling $4,374,036)	4,288,269	4,288,269
Merrill Lynch, Pierce, Fenner & Smith Inc., dated 03/28/13, due 04/01/13, 0.200%, total to be received $4,288,364 (secured by various U.S. Government Agencies, 0.000% - 6.500%, 04/25/13 - 01/01/47, totaling $4,374,036)	4,288,269	4,288,269
RBC Capital Markets LLC, dated 03/28/13, due 04/01/13, 0.220%, total to be received $4,288,374 (secured by various U.S. Government Agencies, 2.500% - 4.000%, 07/01/27 - 04/01/43, totaling $4,374,035)	4,288,269	4,288,269
Total Repurchase Agreements		18,055,812

4

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 2.8%[2]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	6,019,762	$6,019,762
Total Short-Term Investments (cost $24,075,574)		24,075,574

Value
Total Investments - 108.2% (cost 197,847,776)	$233,657,068
Other Assets, less Liabilities - (8.2)%	(17,621,399)
Net Assets - 100.0%	$216,035,669

5

Managers Bond Fund

Schedule of Portfolio Investments

March 31, 2013 (unaudited)

		Principal Amount†	Value
Asset-Backed Securities - 2.1%
Chase Issuance Trust, Series 2007-B1, Class B-1, 0.453%, 04/15/19 (04/15/13)[4]		$17,040,000	$16,989,187
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31 (a)		6,190,763	6,462,173
Sierra Receivables Funding Co., LLC, Series 2010-2A, Class A, 3.840%, 11/20/25 (a)		6,664,170	6,755,316
Trinity Rail Leasing, L.P.,
Series 2009-1A, Class A, 6.657%, 11/16/39 (a)		4,338,411	5,220,749
Series 2012-1A, Class A1, 2.266%, 01/15/43 (a)		3,679,339	3,842,035
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 07/15/41 (a)		8,641,993	9,389,007
World Financial Network Credit Card Master Trust, Series 2010-A, 6.750%, 04/15/19		1,000,000	1,092,945
Total Asset-Backed Securities (cost $45,645,414)			49,751,412
Bank Loan Obligations - 0.5%
Flying Fortress, Inc., Term Loan, 5.000%, 06/30/17 (cost $11,325,600)		11,440,000	11,520,995

		Shares
Common Stocks - 0.8%
PPG Industries, Inc. (Materials) (cost $10,696,329)		145,736	19,519,880

		Principal Amount†
Corporate Bonds and Notes - 62.3%
Financials - 28.2%
Ally Financial, Inc., 8.000%, 11/01/31		$1,267,000	1,602,755
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		7,740,121	8,299,925
American International Group, Inc.,
8.175%, 05/15/58[5]		10,530,000	14,176,013
MTN, 5.450%, 05/18/17		485,000	555,584
MTN, Series G, 5.850%, 01/16/18		1,940,000	2,270,995
Bank of America Corp.,
7.625%, 06/01/19		2,906,000	3,691,428
MTN, 5.000%, 05/13/21		2,475,000	2,774,255
Camden Property Trust, 5.700%, 05/15/17		5,205,000	5,950,101
Cantor Fitzgerald, L.P.,
6.375%, 06/26/15 (a)		8,115,000	8,219,537
7.875%, 10/15/19 (a)[6]		3,145,000	3,269,706
Citigroup, Inc.,
5.500%, 10/15/14		18,680,000	19,933,335
6.125%, 08/25/36		10,760,000	12,304,329
6.250%, 06/29/17	NZD	37,108,000	32,839,231
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands,
3.375%, 01/19/17		1,930,000	2,066,285
3.875%, 02/08/22		11,250,000	11,867,141
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		13,725,000	16,791,124
Duke Realty, L.P.,
5.950%, 02/15/17		2,210,000	2,528,326
6.500%, 01/15/18		5,000,000	5,912,260

6

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 28.2% (continued)
Equifax, Inc., 7.000%, 07/01/37		$4,421,000	$5,524,265
Equity One, Inc., 6.000%, 09/15/17		5,915,000	6,740,184
ERP Operating, L.P.,
5.125%, 03/15/16		600,000	667,979
5.750%, 06/15/17		925,000	1,080,933
Export-Import Bank of Korea, 8.300%, 03/15/14 (a)	IDR	1,400,000,000	147,052
First Industrial, L.P., 5.950%, 05/15/17		15,000,000	16,274,115
General Electric Capital Corp.,
6.500%, 09/28/15	NZD	15,265,000	13,554,771
6.750%, 09/26/16	NZD	6,390,000	5,821,761
EMTN, 5.500%, 02/01/17[1]	NZD	6,250,000	5,496,289
GMTN, 7.625%, 12/10/14	NZD	9,365,000	8,336,564
Series GMTN, 4.250%, 01/17/18	NZD	5,010,000	4,179,884
Goldman Sachs Group, Inc., The,
3.375%, 02/01/18	CAD	1,700,000	1,698,142
6.750%, 10/01/37		14,590,000	16,349,394
Hanover Insurance Group, Inc., The, 7.500%, 03/01/20		6,475,000	7,622,098
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000	4,128,364
7.500%, 04/15/18		2,405,000	2,908,953
ICICI Bank, Ltd., 6.375%, 04/30/22 (a)[5]		900,000	924,750
iStar Financial, Inc.,
5.700%, 03/01/14		15,000	15,469
5.850%, 03/15/17		325,000	330,688
5.875%, 03/15/16		1,340,000	1,391,925
6.050%, 04/15/15		620,000	646,350
Jefferies Group LLC, 5.125%, 01/20/23[1]		8,800,000	9,317,229
JPMorgan Chase & Co.,
7.700%, 06/01/16 (a)	IDR	19,000,000,000	2,041,266
Series EMTN, 1.056%, 05/30/17 (04/30/13)[4]	GBP	1,500,000	2,149,271
Lloyds TSB Bank PLC, 6.500%, 09/14/20 (a)[1]		17,940,000	20,117,485
Marsh & McLennan Cos., Inc., 5.875%, 08/01/33		8,295,000	9,766,458
MBIA Insurance Corp., 11.564%, 01/15/33 (a)[4]		525,000	120,750
Merrill Lynch & Co., Inc.,
6.050%, 05/16/16		900,000	1,000,603
6.110%, 01/29/37		38,050,000	42,857,656
10.710%, 03/08/17	BRL	2,500,000	1,333,045
EMTN, 4.625%, 09/14/18[1]	EUR	1,750,000	2,389,056
MTN, Series C, 6.050%, 06/01/34		22,100,000	24,704,596

7

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 28.2% (continued)
Morgan Stanley,
0.784%, 10/15/15 (04/15/13)[4]		$300,000	$295,023
3.450%, 11/02/15		2,360,000	2,473,223
3.750%, 02/25/23		7,300,000	7,378,738
4.875%, 11/01/22[1]		9,810,000	10,399,699
5.750%, 01/25/21		400,000	462,235
GMTN, 5.500%, 01/26/20		500,000	572,878
GMTN, 5.500%, 07/24/20		21,700,000	24,991,044
MTN, 0.753%, 10/18/16 (04/18/13)[4]		2,000,000	1,948,452
MTN, 5.625%, 09/23/19		7,500,000	8,624,100
MTN, 6.250%, 08/09/26		11,000,000	13,149,642
MTN, 6.625%, 04/01/18		3,095,000	3,699,769
Series GMTN, 8.000%, 05/09/17	AUD	8,100,000	9,273,677
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		13,925,000	16,735,733
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000	7,028,444
National City Corp., 6.875%, 05/15/19		1,905,000	2,358,472
National Life Insurance Co., 10.500%, 09/15/39 (a)		5,000,000	7,110,380
Newfield Exploration Co., 5.625%, 07/01/24		6,320,000	6,525,400
Old Republic International Corp., 3.750%, 03/15/18[1,7]		15,805,000	17,632,453
Penn Mutual Life Insurance Co., The, 7.625%, 06/15/40 (a)		8,885,000	11,639,155
ProLogis, L.P.,
5.625%, 11/15/15		345,000	378,612
5.750%, 04/01/16		280,000	311,200
Realty Income Corp.,
5.750%, 01/15/21		1,435,000	1,672,061
6.750%, 08/15/19		6,240,000	7,719,236
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22		4,650,000	4,809,486
Santander Financial Issuances, Ltd., 7.250%, 11/01/15		500,000	540,750
Santander Issuances SAU,
5.911%, 06/20/16 (a)		1,100,000	1,154,131
6.500%, 08/11/19 (a)[5]		900,000	920,907
Santander US Debt SAU, 3.724%, 01/20/15 (a)		2,700,000	2,729,349
Simon Property Group, L.P., 5.750%, 12/01/15		445,000	496,922
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)		4,555,000	5,124,539
SLM Corp.,
5.000%, 04/15/15		50,000	52,750
5.500%, 01/25/23		17,105,000	16,976,713
8.450%, 06/15/18		18,665,000	22,118,025
Societe Generale SA, 5.200%, 04/15/21 (a)[1]		7,000,000	7,822,290
Springleaf Finance Corp.,
MTN, 5.400%, 12/01/15		5,000,000	5,137,500
MTN, Series J, 6.900%, 12/15/17		57,315,000	57,601,560
WEA Finance LLC / WT Finance Australia Pty., Ltd., 6.750%, 09/02/19 (a)		8,325,000	10,295,428

8

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 28.2% (continued)
Willis North America, Inc.,
6.200%, 03/28/17		$5,350,000	$6,095,464
7.000%, 09/29/19		2,860,000	3,410,015
Total Financials			682,355,130
Industrials - 27.0%
Alcatel-Lucent USA, Inc.,
6.450%, 03/15/29		4,335,000	3,337,950
6.500%, 01/15/28		305,000	231,800
America Movil SAB de CV, Series 12, 6.450%, 12/05/22[1]	MXN	169,300,000	14,409,919
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 07/15/25 (a)		2,400,000	2,440,500
APL, Ltd., 8.000%, 01/15/24[6]		250,000	235,000
ArcelorMittal,
6.000%, 03/01/21 (b)		150,000	157,704
6.125%, 06/01/18		4,580,000	4,946,400
6.750%, 02/25/22 (b)		1,600,000	1,748,582
7.250%, 03/01/41 (b)		11,065,000	11,009,675
7.500%, 10/15/39 (b)		6,604,000	6,785,610
CenturyLink, Inc.,
Series P, 7.600%, 09/15/39		9,335,000	9,054,950
Series S, 6.450%, 06/15/21		13,395,000	14,198,700
Chesapeake Energy Corp.,
2.500%, 05/15/37[1,7]		3,800,000	3,640,875
2.750%, 11/15/35[7]		1,560,000	1,561,950
6.625%, 08/15/20		55,000	60,088
6.875%, 11/15/20		85,000	92,650
Choice Hotels International, Inc., 5.700%, 08/28/20		11,900,000	13,060,250
Continental Airlines, Inc.,
1999-1 Class B Pass Through Trust, Series 991B, 6.795%, 08/02/18		15,274	15,962
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20		82,486	95,601
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22		16,223,423	18,454,144
2007-1 Class B Pass Through Trust, Series 071B, 6.903%, 04/19/22		5,281,760	5,681,061
Corning, Inc.,
6.850%, 03/01/29		9,142,000	11,456,279
7.250%, 08/15/36		1,185,000	1,522,210
Cummins, Inc.,
5.650%, 03/01/98		10,045,000	10,223,691
6.750%, 02/15/27		2,853,000	3,563,913
Darden Restaurants, Inc., 6.000%, 08/15/35		2,635,000	2,757,936
Delta Air Lines, Inc.,
2007-1 Class B Pass Through Trust, Series 071B, 8.021%, 08/10/22		9,796,122	10,788,469
2010-1 Class A Pass Through Trust, Series 1A, 6.200%, 07/02/18[1]		4,163,582	4,746,483
Dillard’s, Inc., 7.000%, 12/01/28		225,000	236,250
DP World, Ltd., 6.850%, 07/02/37 (a)		28,350,000	32,233,950
Embarq Corp., 7.995%, 06/01/36		5,830,000	6,137,299

9

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 27.0% (continued)
Energy Transfer Partners, L.P.,
6.125%, 02/15/17	$700,000	$810,445
6.625%, 10/15/36	1,805,000	2,058,164
Enterprise Products Operating LLC, 4.050%, 02/15/22	8,450,000	9,164,118
EQT Corp., 6.500%, 04/01/18	35,420,000	41,032,476
ERAC USA Finance LLC,
6.375%, 10/15/17 (a)	4,910,000	5,906,205
6.700%, 06/01/34 (a)	1,250,000	1,529,159
7.000%, 10/15/37 (a)	19,033,000	24,283,310
Foot Locker, Inc., 8.500%, 01/15/22	570,000	649,800
Ford Motor Co., 6.375%, 02/01/29	1,990,000	2,221,630
Georgia-Pacific LLC, 5.400%, 11/01/20 (a)	5,175,000	6,123,112
HCA, Inc., 7.500%, 11/06/33	75,000	76,500
Intel Corp.,
2.950%, 12/15/35[7]	8,030,000	8,521,838
3.250%, 08/01/39[7]	15,000,000	18,056,250
Intuit, Inc., 5.750%, 03/15/17	3,560,000	4,076,962
Kinder Morgan Energy Partners, L.P.,
5.300%, 09/15/20	8,100,000	9,477,373
5.800%, 03/01/21	4,320,000	5,159,722
5.950%, 02/15/18	32,210,000	38,402,759
Marks & Spencer PLC, 7.125%, 12/01/37 (a)	4,725,000	5,078,827
Masco Corp.,
5.850%, 03/15/17	8,150,000	9,007,396
6.500%, 08/15/32	955,000	972,881
7.125%, 03/15/20	8,815,000	10,290,790
7.750%, 08/01/29	1,070,000	1,204,370
Mead Corp., The, 7.550%, 03/01/47[6]	970,000	1,075,576
Methanex Corp.,
5.250%, 03/01/22	350,000	390,317
6.000%, 08/15/15	3,825,000	4,149,421
Micron Technology, Inc.,
Series B, 1.875%, 08/01/31[1,7]	5,000	5,838
Series C, 2.375%, 05/01/32 (a)[7]	20,000	24,713
Missouri Pacific Railroad Co., 5.000%, 01/01/45[6]	825,000	714,879
New Albertsons, Inc.,
6.625%, 06/01/28	1,015,000	732,069
7.450%, 08/01/29	3,195,000	2,559,994
7.750%, 06/15/26	915,000	733,144
NGPL PipeCo LLC, 7.119%, 12/15/17 (a)	21,980,000	23,408,700
Northwest Airlines, 2007-1 Class B Pass Through Trust, Series 41091, 8.028%, 11/01/17	4,830,029	5,109,205
Owens & Minor, Inc., 6.350%, 04/15/16	1,355,000	1,483,020

10

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 27.0% (continued)
Owens Corning,
6.500%, 12/01/16		$925,000	$1,041,408
7.000%, 12/01/36		9,175,000	10,439,627
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17		5,520,000	6,554,525
7.000%, 06/15/18		26,505,000	32,206,438
Plains All American Pipeline, L.P./PAA Finance Corp.,
6.125%, 01/15/17		1,770,000	2,076,727
6.500%, 05/01/18		8,975,000	11,035,095
Portugal Telecom International Finance, B.V., EMTN, 4.500%, 06/16/25	EUR	500,000	596,247
PulteGroup, Inc.,
6.000%, 02/15/35		11,585,000	11,121,600
6.375%, 05/15/33		5,135,000	5,160,675
Qwest Capital Funding, Inc.,
6.500%, 11/15/18		620,000	699,934
6.875%, 07/15/28		1,190,000	1,147,077
7.625%, 08/03/21		2,135,000	2,410,733
Qwest Corp.,
6.875%, 09/15/33		7,209,000	7,165,616
7.200%, 11/10/26		435,000	438,477
7.250%, 09/15/25		1,185,000	1,346,098
7.250%, 10/15/35		2,165,000	2,220,162
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		3,250,000	3,622,791
Reynolds American, Inc., 6.750%, 06/15/17		8,170,000	9,833,502
Rowan Cos., Inc., 7.875%, 08/01/19		4,710,000	5,883,869
RR Donnelley & Sons Co., 8.250%, 03/15/19[1]		2,230,000	2,408,400
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)		3,300,000	4,227,300
Telecom Italia Capital SA,
6.000%, 09/30/34		5,965,000	5,537,667
6.375%, 11/15/33		4,865,000	4,726,197
Telekom Malaysia Bhd, 7.875%, 08/01/25 (a)		250,000	347,737
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)		3,000,000	3,535,776
Toro Co., The, 6.625%, 05/01/37[6]		6,810,000	6,971,057
Transocean, Inc., 7.375%, 04/15/18		500,000	597,483
UAL, Series 2007-1, 6.636%, 07/02/22		13,747,962	14,933,724
United States Steel Corp.,
6.650%, 06/01/37		3,595,000	3,307,400
7.000%, 02/01/18[1]		7,310,000	7,858,250
US Airways, 2011-1 Class A Pass Through Trust, Series 2011 A, 7.125%, 10/22/23		3,625,825	4,160,634
USG Corp., 6.300%, 11/15/16		1,410,000	1,494,600
Vale Overseas Ltd., 6.875%, 11/21/36		3,665,000	4,162,912
Verizon New England, Inc., 7.875%, 11/15/29		2,390,000	3,014,990
Verizon Pennsylvania, Inc., 6.000%, 12/01/28		530,000	595,735

11

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 27.0% (continued)
Weyerhaeuser Co.,
6.875%, 12/15/33		$12,890,000	$15,643,162
7.375%, 10/01/19		3,915,000	4,813,755
7.375%, 03/15/32		1,930,000	2,442,894
Wyndham Worldwide Corp., 6.000%, 12/01/16		6,430,000	7,332,457
Total Industrials			652,489,545
Utilities - 7.1%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)		21,130,000	26,148,375
Bruce Mansfield Unit, 6.850%, 06/01/34		9,994,601	10,833,148
DCP Midstream LLC, 6.450%, 11/03/36 (a)		870,000	980,911
EDP Finance, B.V., 4.900%, 10/01/19 (a)		600,000	603,000
Endesa SA/Cayman Islands, 7.875%, 02/01/27		2,900,000	3,580,067
Enel Finance International N.V.,
5.125%, 10/07/19 (a)		3,700,000	3,925,515
6.000%, 10/07/39 (a)		18,382,000	17,494,094
Series EMTN, 5.750%, 09/14/40	GBP	210,000	282,410
Iberdrola Finance Ireland, Ltd., 3.800%, 09/11/14 (a)		975,000	1,003,938
ITC Holdings Corp., 5.875%, 09/30/16 (a)		2,410,000	2,723,088
Mackinaw Power LLC, 6.296%, 10/31/23 (a)[6]		7,284,486	7,776,757
Nisource Finance Corp.,
6.400%, 03/15/18		27,910,000	33,516,700
6.800%, 01/15/19		11,625,000	14,184,988
Southwestern Electric Power Co., 6.450%, 01/15/19		39,195,000	47,729,202
Tenaga Nasional Bhd, 7.500%, 11/01/25 (a)		2,000,000	2,729,788
Total Utilities			173,511,981
Total Corporate Bonds and Notes (cost $1,296,419,011)			1,508,356,656
Foreign Government and Agency Obligations - 5.5%
Alberta Notes, Province of, 5.930%, 09/16/16	CAD	76,101	81,640
Autonomous Community of Madrid Spain, Bonds, 4.300%, 09/15/26	EUR	5,740,000	5,755,157
Brazil Bonds, Republic of, 10.250%, 01/10/28	BRL	5,750,000	3,414,574
Brazilian Government International Bond, 8.500%, 01/05/24	BRL	6,650,000	3,504,763
Canadian Government Notes,
2.500%, 06/01/15	CAD	14,775,000	15,006,984
2.750%, 09/01/16	CAD	385,000	398,875
3.000%, 12/01/15	CAD	15,225,000	15,742,816
3.500%, 06/01/13	CAD	5,964,000	5,894,958
European Bank for Reconstruction & Development, Series GMTN, 9.000%, 04/28/14	BRL	2,000,000	1,021,502
European Investment Bank,
Bonds, 5.177%, 03/10/21[8]	AUD	5,000,000	3,515,534
Notes, 4.402%, 04/24/13 (a)[8]	IDR	50,074,770,000	5,135,015
Iceland Government International Bonds, 5.875%, 05/11/22		5,800,000	6,649,764

12

Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Foreign Government and Agency Obligations - 5.5% (continued)
Inter-American Development Bank,
Bonds, 6.000%, 12/15/17	NZD	4,215,000	$3,874,505
Notes, 5.521%, 05/20/13[8]	IDR	45,580,000,000	4,655,938
Notes, EMTN, 5.574%, 09/23/13[8]	IDR	33,430,000,000	3,349,605
International Bank for Reconstruction & Development Notes, GDIF, 1.430%, 03/05/14	SGD	5,800,000	4,680,963
Ireland Government Bonds,
4.500%, 04/18/20	EUR	1,655,000	2,216,256
5.000%, 10/18/20	EUR	995,000	1,369,846
Manitoba Bonds, Province of, 6.375%, 09/01/15	NZD	5,450,000	4,855,966
New South Wales Treasury Corp., Series 813, 5.500%, 08/01/13	AUD	21,225,000	22,278,405
Norway Government Bonds,
6.500%, 05/15/13	NOK	32,285,000	5,554,319
Series 471, 5.000%, 05/15/15	NOK	19,650,000	3,626,171
Queensland Treasury Corp. Bonds, 7.125%, 09/18/17 (a)	NZD	7,500,000	7,127,375
Singapore Government Bond, 1.375%, 10/01/14	SGD	4,400,000	3,609,103
Total Foreign Government and Agency Obligations (cost $124,184,022)			133,320,034
Mortgage-Backed Securities - 0.8%
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29		2,905,591	2,934,176
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 09/15/40[5]		1,704,000	1,966,263
Extended Stay America Trust 2013-ESH, Series 2013-ESH7, Class C7, 3.902%, 12/05/31 (a)		13,500,000	13,574,115
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.807%, 06/15/49[5]		80,000	91,867
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.549%, 03/15/44 (a)[5]		875,000	907,937
Total Mortgage-Backed Securities (cost $18,011,206)			19,474,358
Municipal Bonds - 1.1%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47[6]		5,035,000	4,516,647
Chicago Illinois O’Hare International Airport Revenue Bond, Series 2008-A, 4.500%, 01/01/38 (AGM Insured)[9]		315,000	333,449
Illinois State General Obligation, Series 2003, 5.100%, 06/01/33		2,880,000	2,836,080
Michigan Tobacco Settlement Finance Authority, Series 2006 A, 7.309%, 06/01/34[6]		2,950,000	2,581,722
Virginia Tobacco Settlement Financing Corp., Series 2007 A-1, 6.706%, 06/01/46[6]		21,620,000	16,069,714
Total Municipal Bonds (cost $31,519,619)			26,337,612

		Shares
Preferred Stocks - 0.5%
Financials - 0.5%
Bank of America Corp., 6.375%		20,000	508,200
Bank of America Corp., Series L, 7.250%[7]		7,808	9,511,393
SLM Corp., 6.000%		41,250	1,010,213
Total Financials			11,029,806
Utilities - 0.0%#
Entergy New Orleans, Inc., 4.750%		482	46,784
Entergy New Orleans, Inc., 5.560%		100	10,253
Wisconsin Electric Power Co., 3.600%		3,946	325,545
Total Utilities			382,582
Total Preferred Stocks (cost $8,690,119)			11,412,388

13

Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
U.S. Government and Agency Obligations - 21.1%
Federal Home Loan Banks - 0.7%
FHLB, 1.875%, 06/21/13	$16,600,000	$16,666,317
Federal Home Loan Mortgage Corporation - 0.7%
FHLMC, 1.625%, 04/15/13	16,595,000	16,606,019
FHMLC Gold, 5.000%, 12/01/31	63,961	68,995
Total Federal Home Loan Mortgage Corporation		16,675,014
Federal National Mortgage Association - 0.2%
FNMA,
3.000%, 07/01/27	4,280,571	4,507,708
6.000%, 07/01/29	4,686	5,250
Total Federal National Mortgage Association		4,512,958
U.S. Treasury Obligations - 19.5%
U.S. Treasury Notes,
0.125%, 12/31/14	29,585,000	29,534,143
0.250%, 02/28/14 to 12/15/15	411,840,000	412,055,218
0.375%, 11/15/15	30,140,000	30,187,079
Total U.S. Treasury Obligations		471,776,440
Total U.S. Government and Agency Obligations (cost $508,759,228)		509,630,729
Short-Term Investments - 6.3%
Repurchase Agreements - 1.9%[2]
BNP Paribas Securities Corp., dated 03/28/13, due 04/01/13, 0.160%, total to be received $2,317,898 (secured by various U.S. Government Agency Obligations, 2.250%, 05/31/14, totaling $2,364,214)	2,317,857	2,317,857
Citigroup Global Markets, Inc., dated 03/28/13, due 04/01/13, 0.200%, total to be received $11,010,853 (secured by various U.S. Government Agency Obligations, 0.000% - 6.000%, 03/31/13 - 03/15/53, totaling $11,230,824)	11,010,608	11,010,608
Goldman Sachs & Co., dated 03/28/13, due 04/01/13, 0.200%, total to be received $11,010,853 (secured by various U.S. Government Agency Obligations, 2.500% - 7.000%, 09/01/22 - 04/01/43, totaling $11,230,820)	11,010,608	11,010,608
Merrill Lynch, Pierce. Fenner & Smith, Inc., dated 03/28/13, due 04/01/13, 0.200%, total to be received $11,010,853 (secured by various U.S. Government Agency Obligations, 0.000% - 6.500%, 04/25/13 - 01/01/47, totaling $11,230,824)	11,010,608	11,010,608
RBC Capital Markets LLC, dated 03/28/13, due 04/01/13, 0.220%, total to be received $11,010,877 (secured by various U.S. Government Agency Obligations, 2.500% - 4.000%, 07/01/27 - 04/01/43, totaling $11,230,821)	11,010,608	11,010,608
Total Repurchase Agreements		46,360,289

	Shares
Other Investment Companies - 4.4%[3]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	106,762,561	106,762,561
Total Short-Term Investments (cost $153,122,850)		153,122,850
Total Investments - 101.0% (cost $2,208,373,398)		2,442,446,914
Other Assets, less Liabilities - (1.0)%		(23,527,824)
Net Assets - 100.0%		$2,418,919,090

14

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments

March 31, 2013 (unaudited)

		Principal Amount†	Value
Asset-Backed Securities - 1.6%
Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 0.692%, 08/17/17 (04/17/13)[4]	EUR	100,000	$127,251
Hyundai Capital Auto Funding, Ltd., Series 2010-8A, Class A, 1.203%, 09/20/16 (04/18/13) (a)[4]		152,252	152,572
MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 0.502%, 03/19/18 (04/17/13)[4]	EUR	100,000	125,949
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class D, 3.350%, 06/15/17 (a)		34,962	35,235
Trinity Rail Leasing, L.P., Series 2010-1A, Class A, 5.194%, 10/16/40 (a)		91,518	98,796
World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 04/15/19		95,000	101,662
Total Asset-Backed Securities (cost $605,646)			641,465
Corporate Bonds and Notes - 35.2%
Financials - 17.9%
Akbank TAS, 7.500%, 02/05/18 (a)	TRY	400,000	217,653
AXA SA, 7.125%, 12/15/20	GBP	50,000	89,299
Banco BTG Pactual SA, 5.750%, 09/28/22 (a)[1]		200,000	200,760
Banco Latinoamericano de Comercio Exterior SA, 3.750%, 04/04/17 (a)		150,000	154,575
Banco Santander Chile, 6.500%, 09/22/20 (a)	CLP	100,000,000	208,908
Banco Votorantim SA, 6.250%, 05/16/16 (a)	BRL	300,000	176,444
Bank of America Corp.,
4.750%, 05/06/19[5]	EUR	100,000	126,925
5.700%, 01/24/22		140,000	163,988
Bank of Nova Scotia, 1.375%, 12/18/17		345,000	344,998
Barclays Bank PLC, 6.050%, 12/04/17		100,000	111,462
BBVA Bancomer SA, 6.750%, 09/30/22 (a)		150,000	171,375
BNP Paribas SA, Series BKNT, 5.000%, 01/15/21		75,000	84,569
BNZ International Funding, Ltd., EMTN, 4.000%, 03/08/17	EUR	100,000	141,159
Braskem Finance, Ltd., 5.750%, 04/15/21 (a)		200,000	209,700
Citigroup, Inc.,
5.500%, 02/15/17		85,000	94,522
6.250%, 06/29/17	NZD	200,000	176,993
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		100,000	122,340
Export-Import Bank of Korea, 4.000%, 11/26/15 (a)	PHP	5,000,000	128,547
General Electric Capital Corp., Series A, 7.125%, 12/29/49[5,10]		200,000	232,613
Goldman Sachs Group, Inc., The, 3.375%, 02/01/18	CAD	200,000	199,781
HSBC Bank PLC, 4.125%, 08/12/20 (a)		100,000	109,947
Hutchison Whampoa International 11, Ltd., 3.500%, 01/13/17 (a)		200,000	212,926
Hyundai Capital Services, Inc., 3.500%, 09/13/17 (a)		200,000	212,827
Industrial Bank of Korea, 2.375%, 07/17/17 (a)		200,000	204,682
JPMorgan Chase & Co., 4.400%, 07/22/20		75,000	83,140
Lloyds TSB Bank PLC, 6.500%, 09/14/20 (a)		100,000	112,137
Macquarie Bank, Ltd., 5.000%, 02/22/17 (a)		300,000	331,071
Morgan Stanley,
5.375%, 11/14/13	GBP	40,000	62,222
GMTN, 5.500%, 07/24/20		100,000	115,166
MTN, 7.250%, 05/26/15	AUD	200,000	219,076

15

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 17.9% (continued)
National Australia Bank, Ltd., GMTN, 4.750%, 07/15/16	EUR	100,000	$143,888
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)		140,000	157,505
Turkiye Garanti Bankasi A.S., 4.000%, 09/13/17 (a)		200,000	205,500
Turkiye Is Bankasi, 3.875%, 11/07/17 (a)		200,000	203,000
VTB Bank OJSC Via VTB Capital, S.A., 6.000%, 04/12/17 (a)		200,000	214,000
Wells Fargo & Co.,
1.500%, 01/16/18		350,000	349,272
4.625%, 11/02/35	GBP	50,000	79,240
Westpac Banking Corp., 2.450%, 11/28/16 (a)[1]		200,000	210,480
Yapi ve Kredi Bankasi Via Unicredit Luxembourg SA, 5.188%, 10/13/15 (a)		200,000	208,250
Zurich Finance USA, Inc.,
EMTN, 4.500%, 06/15/25[5]	EUR	100,000	133,936
EMTN, 5.750%, 10/02/23[5]	EUR	100,000	129,613
Total Financials			7,054,489
Industrials - 15.8%
America Movil SAB de CV, Series 12, 6.450%, 12/05/22	MXN	4,000,000	340,459
Anglo American Capital PLC, 2.625%, 09/27/17 (a)		200,000	203,138
AngloGold Ashanti Holdings PLC, 5.125%, 08/01/22		155,000	157,123
Arcelik A.S., 5.000%, 04/03/23 (a)		200,000	200,000
Asciano Finance, Ltd., 4.625%, 09/23/20 (a)		65,000	68,985
Avnet, Inc., 5.875%, 06/15/20		60,000	65,759
Bell Aliant Regional Communications LP, 5.410%, 09/26/16	CAD	160,000	173,366
Bharti Airtel International Netherlands BV, 5.125%, 03/11/23 (a)		205,000	205,820
British Telecommunications PLC, 5.750%, 12/07/28	GBP	100,000	180,984
Colombia Telecomunicaciones, S.A. ESP, 5.375%, 09/27/22 (a)		200,000	200,500
CSN Resources, S.A., 6.500%, 07/21/20 (a)		100,000	106,950
Dubai Electricity & Water Authority, 6.375%, 10/21/16 (a)		200,000	224,200
Edcon Proprietary, Ltd., 3.453%, 06/15/14 (06/15/13) (a)[4]	EUR	50,000	63,772
Fibria Overseas Finance, Ltd., 6.750%, 03/03/21 (a)		150,000	165,675
Gajah Tunggal Tbk PT, 7.750%, 02/06/18 (a)		200,000	207,000
HCA, Inc.,
4.750%, 05/01/23		115,000	114,425
7.690%, 06/15/25		15,000	16,013
MTN, 7.580%, 09/15/25		10,000	10,425
Hyatt Hotels Corp., 5.375%, 08/15/21		90,000	99,761
International Paper Co., 6.000%, 11/15/41		50,000	58,174
Korea National Oil Corp., 3.125%, 04/03/17 (a)		200,000	210,540
Lotte Shopping Co., Ltd., 3.375%, 05/09/17 (a)		200,000	209,794
Methanex Corp., 5.250%, 03/01/22		345,000	384,740
Nabors Industries, Inc.,
4.625%, 09/15/21		60,000	62,626
5.000%, 09/15/20		15,000	15,999
Noble Group, Ltd., 6.750%, 01/29/20 (a)		200,000	224,000

16

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 15.8% (continued)
Odebrecht Drilling VIII/IX, Ltd., 6.350%, 06/30/21 (a)		$95,000	$104,500
OGX Austria GmbH, 8.500%, 06/01/18 (a)		200,000	156,000
Oi SA, 9.750%, 09/15/16 (a)	BRL	600,000	308,054
Pacific Rubiales Energy Corp., 5.125%, 03/28/23 (a)		200,000	201,800
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		250,000	278,676
Rowan Companies, Inc., 5.000%, 09/01/17		60,000	66,877
Telecom Italia Capital SA,
6.375%, 11/15/33		45,000	43,716
7.200%, 07/18/36		20,000	19,930
Telefonica Emisiones, S.A.U.,
5.134%, 04/27/20		75,000	78,966
7.045%, 06/20/36		75,000	80,512
Teva Pharmaceutical Finance Co. BV, 2.950%, 12/18/22		345,000	345,889
Transportadora de Gas del Sur SA, 7.875%, 05/14/17 (a)		235,000	207,387
Virgin Media Finance PLC, 4.875%, 02/15/22		325,000	329,063
Total Industrials			6,191,598
Utilities - 1.5%
CEZ A.S., 4.250%, 04/03/22 (a)		200,000	211,986
EDP Finance, B.V., EMTN, 8.625%, 01/04/24	GBP	50,000	86,989
Emgesa SA ESP, 8.750%, 01/25/21 (a)	COP	120,000,000	78,061
Listrindo Capital, B.V., 6.950%, 02/21/19 (a)		200,000	219,686
Total Utilities			596,722
Total Corporate Bonds and Notes (cost $13,250,170)			13,842,809
Foreign Government and Agency Obligations - 39.1%
Autonomous Community of Madrid Spain, Bonds, 4.300%, 09/15/26	EUR	180,000	180,475
Bundesrepublik Deutschland Bonds,
3.000%, 07/04/20	EUR	60,000	89,240
Series 05, 4.000%, 01/04/37	EUR	85,000	146,319
Series 06, 3.750%, 01/04/17	EUR	220,000	320,468
Canadian Government,
Bonds, 4.000%, 06/01/16	CAD	260,000	278,635
Bonds, 4.250%, 06/01/18	CAD	595,000	670,610
Notes, 3.000%, 12/01/15	CAD	855,000	884,079
Central American Bank for Economic Integration Notes, 3.875%, 02/09/17 (a)		280,000	298,337
Corp. Andina de Fomento, Notes, 4.375%, 06/15/22		280,000	303,959
Deutsche Telekom International Finance BV, Bond, EMTN, 2.750%, 10/24/24	EUR	50,000	64,765
Eksportfinans ASA Notes, 2.000%, 09/15/15		120,000	115,211
Empresas Publicas de Medellin ESP Notes, 8.375%, 02/01/21 (a)	COP	180,000,000	114,873
European Investment Bank, Notes, EMTN, 4.402%, 04/24/13 (a)[8]	IDR	1,842,000,000	188,892
Iceland Government International Notes, 5.875%, 05/11/22		300,000	343,953
Inter-American Development Bank Notes, 5.793%, 08/20/15[8]	IDR	750,000,000	66,867
Italy Buoni Poliennali Del Tesoro,
Bonds, 5.000%, 03/01/22	EUR	125,000	166,305
Notes, 4.500%, 08/01/18	EUR	740,000	984,523

17

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Foreign Government and Agency Obligations - 39.1% (continued)
Korea Treasury,
Bonds, Series 1709, 2.750%, 09/10/17	KRW	600,000,000	$544,367
Notes, Series 1409, 5.000%, 09/10/14	KRW	430,000,000	400,030
Malaysia Government,
Bonds, Series 1/06, 4.262%, 09/15/16	MYR	375,000	125,796
Notes, Series 0210, 4.012%, 09/15/17	MYR	1,000,000	334,207
Mexican Fixed Rate,
Bonds, Series M, 6.500%, 06/10/21	MXN	5,350,000	479,999
Bonds, Series M, 8.000%, 12/07/23	MXN	6,800,000	686,893
Notes, Series M 10, 7.750%, 12/14/17	MXN	11,650,000	1,066,072
Notes, Series M 10, 8.500%, 12/13/18	MXN	4,100,000	394,107
New South Wales Treasury Corp., Series 22, 6.000%, 03/01/22	AUD	300,000	354,472
New Zealand Government Bonds, Series 521, 6.000%, 05/15/21	NZD	335,000	332,887
Norway Government Bonds, Series 473, 4.500%, 05/22/19	NOK	4,270,000	850,966
Poland Government, Notes, EMTN, 3.000%, 09/23/14	CHF	65,000	70,930
Portugal Obrigacoes do Tesouro OT,
3.850%, 04/15/21	EUR	80,000	87,336
4.100%, 04/15/37	EUR	95,000	86,502
Province of Quebec Canada, 5.000%, 03/01/16		270,000	303,939
Republic of Argentina, Bonds, Series NY, 8.280%, 12/31/33		54,700	29,538
Republic of Costa Rica, Notes, 10.580%, 09/23/15	CRC	85,000,000	182,990
Romania Government Bond, Series 4YR, 5.750%, 01/27/16	RON	600,000	175,000
Singapore Government,
Bonds, 2.250%, 07/01/13	SGD	120,000	97,248
Bonds, 2.250%, 06/01/21	SGD	210,000	180,942
Bonds, 2.500%, 06/01/19	SGD	200,000	177,646
Notes, 1.625%, 04/01/13	SGD	535,000	431,329
Spain Government,
Bonds, 4.200%, 01/31/37	EUR	185,000	193,236
Bonds, 4.300%, 10/31/19	EUR	140,000	179,908
Sweden Government Bond,
Series 1047, 5.000%, 12/01/20	SEK	1,800,000	344,015
Series 1049, 4.500%, 08/12/15	SEK	2,030,000	336,581
U.K. Gilt,
Bonds, 4.000%, 03/07/22	GBP	145,000	264,099
Bonds, 4.250%, 03/07/36	GBP	120,000	221,629
Bonds, 4.750%, 03/07/20	GBP	90,000	169,417
Bonds, 5.000%, 03/07/25	GBP	110,000	219,166
Notes, 1.750%, 01/22/17	GBP	220,000	350,567

18

Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Foreign Government and Agency Obligations - 39.1% (continued)
Uruguay Government International Bonds,
3.700%, 06/26/37	UYU	800,000	$78,980
4.375%, 12/15/28	UYU	1,630,109	120,551
5.000%, 09/14/18	UYU	3,000,000	303,641
Total Foreign Government and Agency Obligations (cost $14,580,235)			15,392,497
Mortgage-Backed Securities - 0.8%
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/49		75,000	86,612
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.787%, 08/10/45[5]		91,000	104,128
Morgan Stanley Capital I, Inc., Series 2007-IQ14, Class A4, 5.692%, 04/15/49[5]		50,000	57,223
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/43		75,000	84,870
Total Mortgage-Backed Securities (cost $308,891)			332,833
U.S. Government and Agency Obligations - 9.2%
U.S. Treasury Bonds, 1.625%, 11/15/22		355,000	348,704
U.S. Treasury Notes,
0.125%, 12/31/14		700,000	698,797
0.250%, 02/15/15		2,045,000	2,044,920
1.125%, 12/31/19		350,000	348,742
1.500%, 07/31/16[11]		165,000	170,827
Total U.S. Government and Agency Obligations (cost $3,597,376)			3,611,990
Short-Term Investments - 12.6%
Repurchase Agreements - 1.0%[2]
Citigroup Global Markets Inc., dated 03/28/13, due 04/01/13, 0.150%, total to be received $377,467 (secured by various U.S. Government Agencies, 0.250% - 6.125%, 10/31/13 - 02/15/43, totaling $385,011)		377,461	377,461

		Shares
Other Investment Companies - 11.6%[3]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%		4,589,039	4,589,039
Total Short-Term Investments (cost $4,966,500)			4,966,500
Total Investments - 98.5% (cost $37,308,818)			38,788,094
Other Assets, less Liabilities - 1.5%			590,323
Net Assets - 100.0%			$39,378,417

19

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2013, the approximate cost of investments for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers Special Equity Fund	$200,889,198	$36,811,271	$(4,043,401)	$32,767,870
Managers Bond Fund	2,208,373,398	243,553,652	(9,480,136)	234,073,516
Managers Global Income Opportunity Fund	37,309,417	1,740,952	(262,275)	1,478,677

*	Non-income producing security.
†	Principal amount stated in U.S. dollars unless otherwise stated.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2013, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Managers Bond Fund	$358,024,775	14.8%
Managers Global Income Opportunity Fund	8,917,856	22.7%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Some or all of these shares were out on loan to various brokers as of March 31, 2013, amounting to:

Fund	Market Value	% of Net Assets
Managers Special Equity Fund	17,633,411	8.2%
Managers Bond Fund	44,842,962	1.9%
Managers Global Income Opportunity Fund	360,685	0.9%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the March 31, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Floating Rate Security. The rate listed is as of March 31, 2013. Date in parentheses represents the security’s next coupon rate reset.
[5]	Variable Rate Security. The rate listed is as of March 31, 2013, and is periodically reset subject to terms and conditions set forth in the debenture.
[6]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent and are fair valued at Level 2. Illiquid securities market value at March 31, 2013, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Bond Fund	$43,211,058	1.8%

[7]

Convertible Security: A corporate bond or preferred stock, usually a junior debenture that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Managers Bond Fund had Convertible Bonds and Convertible Preferred Stocks at March 31, 2013, amounted to $49,443,917, or 2.0% of net assets, and $9,511,393, or 0.4% of net assets, respectively.

[8]	Represents yield to maturity at Date.
[9]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies. At March 31, 2013, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Managers Bond Fund	$333,449	0.01%

[10]	Perpetuity Bond. The date shown is the final call date.
[11]	Some or all of this security is held as collateral for future contracts. The collateral market value at March 31, 2013, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Global Income Opportunity Fund	$25,883	0.07%

20

Notes to Schedule of Portfolio Investments (continued)

Global Income
Opportunity
Country	Fund*
Arab Emirates	0.6%
Argentina	0.6%
Australia	2.8%
Austria	0.4%
Bermuda	1.0%
Brazil	1.8%
Canada	8.4%
Cayman Islands	2.2%
Chile	0.5%
Colombia	1.0%
Costa Rica	0.5%
Czech Republic	0.5%
France	0.4%
Germany	1.4%
Iceland	0.9%
Indonesia	0.5%
Italy	3.0%
Luxembourg	1.5%
Malaysia	1.2%
Mexico	8.1%
Netherlands	2.4%
New Zealand	1.2%
Norway	2.5%
Poland	0.2%
Portugal	0.4%
Romania	0.5%
Singapore	2.3%
South Africa	0.2%
South Korea	4.9%
Spain	1.8%
Sweden	1.8%
Turkey	2.1%
United Kingdom	6.3%
United States	31.2%
Uruguary	1.3%
Other	3.6%

100.0%

*	As a percentage of total market value on March 31, 2013.

21

Notes to Schedule of Portfolio Investments (continued)

Fair Value Measurements

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of March 31, 2013:

	Quoted Prices in Active
	Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Special Equity Fund
Investments in Securities
Common Stocks†	$209,581,494	—	—	$209,581,494
Short-Term Investments
Repurchase Agreements	—	$18,055,812	—	18,055,812
Other Investment Companies	6,019,762	—	—	6,019,762

Total Investments in Securities	$215,601,256	$18,055,812	—	$233,657,068

22

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active
	Markets for Identical	Significant Other
	Investments	Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Managers Bond Fund
Investments in Securities
Asset-Backed Securities	—	$49,751,412	—	$49,751,412
Bank Loan Obligations	—	11,520,995	—	11,520,995
Common Stocks†	$19,519,880	—	—	19,519,880
Corporate Bonds and Notes††	—	1,508,356,656	—	1,508,356,656
Foreign Government and Agency Obligations	—	133,320,034	—	133,320,034
Mortgage-Backed Securities	—	19,474,358	—	19,474,358
Municipal Bonds	—	26,337,612	—	26,337,612
Preferred Stocks†	11,412,388	—	—	11,412,388
U.S. Government and Agency Obligations††	—	509,630,729	—	509,630,729
Short-Term Investments
Repurchase Agreements	—	46,360,289	—	46,360,289
Other Investment Companies	106,762,561	—	—	106,762,561

Total Investments in Securities	$137,694,829	$2,304,752,085	—	$2,442,446,914

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Global Income Opportunity Fund
Investments in Securities
Asset-Backed Securities	—	$641,465	—	$641,465
Corporate Bonds and Notes††	—	13,842,809	—	13,842,809
Foreign Government and Agency Obligations	—	15,392,497	—	15,392,497
Mortgage-Backed Securities	—	332,833	—	332,833
U.S. Government and Agency Obligations††	—	3,611,990	—	3,611,990
Short-Term Investments
Repurchase Agreements	—	377,461	—	377,461
Other Investment Companies	$4,589,039	—	—	4,589,039

Total Investments in Securities	$4,589,039	$34,199,055	—	$38,788,094

Financial Derivative Instruments-Assets†††
Foreign Exchange Contracts	—	$10,127	—	$10,127
Interest Rate Contracts	$700	—	—	700

	700	10,127	—	10,827

Financial Derivative Instruments-Liabilities†††
Foreign Exchange Contracts	—	(37,234)	—	(37,234)
Interest Rate Contracts	(1,960)	—	—	(1,960)

	(1,960)	(37,234)	—	(39,194)

Total Financial Derivative Instruments	$(1,260)	$(27,107)	—	$(28,367)

23

Notes to Schedule of Portfolio Investments (continued)

†	All common stocks and preferred stocks held in the Funds are level 1 securities. For a detailed breakout of these securities, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations held in the Funds are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
†††	Derivative instruments, such as futures and forwards contracts, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of March 31, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

Futures Contracts

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded.

At March 31, 2013, the Funds had the following futures contracts:

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Managers Global Income Opportunity Fund
5-Year U.S. Treasury Note	5	Short	06/28/13	$(595)
10-Year U.S. Treasury Note	3	Short	06/19/13	(1,365)
U.S. Treasury Long Bond	2	Long	06/19/13	700

Total				(1,260)

Forward Foreign Currency Contracts

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At March 31, 2013, the Funds had the following forward foreign currency contracts (in U.S. Dollars):

						Unrealized
				Receivable	Payable	Gain/
Foreign Currency	Position	Settlement Date	Counterparty	Amount	Amount	(Loss)
Managers Global Income Opportunity Fund
Brazilian Real	Long	05/03/13	CS	$298,281	$302,243	$(3,962)
Euro	Long	06/12/13	DUB	236,957	241,147	(4,190)
Malaysian Ringgit	Long	06/21/13	JPM	272,964	269,884	3,080
South Korean Won	Long	06/11/13	BRC	521,370	533,942	(12,572)
South Korean Won	Long	06/11/13	CS	152,193	155,749	(3,556)
Australian Dollar	Short	05/28/13	CS	511,820	518,275	(6,455)
British Pound	Short	06/28/13	BRC	257,851	258,187	(336)
Canadian Dollar	Short	06/05/13	CS	456,067	461,965	(5,898)
New Zealand Dollar	Short	04/30/13	BRC	527,562	526,074	1,488
Norwegian Krone	Short	06/12/13	DUB	241,147	235,588	5,559
Swiss Franc	Short	06/19/13	UBS	63,006	63,271	(265)

Total				$3,539,218	$3,566,325	$(27,107)

24

Notes to Schedule of Portfolio Investments (continued)

Investments Definitions and Abbreviations:

AGM:	Assured Guaranty Municipal Corp.
EMTN:	European Medium-Term Notes
FHLB:	Federal Home Loan Bank
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GDIF:	Global Debt Issuance Facility
GMTN:	Global Multi-Currency Notes
MBIA:	MBIA Insurance Corp.
MTN:	Medium-Term Note

Counterparty Abbreviations:

BRC:	Barclays Bank PLC
CS:	Credit Suisse
DUB	Deutsche Bank
JPM:	JPMorgan Chase & Co.
UBS:	UBS Warburg LLC

Currency Abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
CHF:	Swiss Franc
CLP:	Chilean Peso
COP:	Colombian Peso
CRC:	Costa Rican Colon
EUR:	Euro
GBP:	British Pound
IDR:	Indonesian Rupiah
KRW:	South Korean Won
MXN:	Mexican Peso
MYR:	Malaysia Ringgit
NOK:	Norwegian Krone
NZD:	New Zealand Dollar
PHP:	Philippine Peso
RON:	Romanian Lei
SEK:	Swedish Krona
SGD:	Singapore Dollar
TRY:	Turkish Lira
UYU:	Uruguayan Peso

25

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: May 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: May 14, 2013

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: May 14, 2013